Financial investments - Summary of investments measured at cost minus impairment (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Financial investments
Opening balance	¥ 60,940,250	$ 8,583,255
Contribution	18,747,966	2,640,596	¥ 69,646,000
Upward adjustment			0
Impairment			(8,874,750)
Exchange differences	1,173,660	165,307	169,000
Ending Balance	¥ 80,861,876	$ 11,389,158	¥ 60,940,250